Vessels, net - Additional Information (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Sep. 11, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 22, 2017
Property Plant And Equipment
Vessel improvement costs capitalized		$ 19,896	$ 277
Impairment of vessel		0	28,805	$ 3,282
Vessels' Improvements
Property Plant And Equipment
Vessel improvement costs capitalized		19,896	277
Vessels' Improvements | Installation of exhaust gas cleaning systems and ballast water treatment systems
Property Plant And Equipment
Vessel improvement costs capitalized		19,297
Paid advances relating to the purchase of exhaust gas cleaning systems		$ 1,400	2,055
M/T Amore Mio II
Property Plant And Equipment
Sale price agreed in Memorandum of Agreement	$ 11,150
Date of vessel sale	Oct. 15, 2018
Classification as asset held for sale			10,927
Impairment of vessel			$ 28,805
M/T Aristotelis
Property Plant And Equipment
Sale price agreed in Memorandum of Agreement					$ 29,400
Date of vessel sale					Apr. 25, 2018
Impairment of vessel				$ 3,282